ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

     We hereby incorporate by reference the Annual Report in its entirety which was filed in Post-Effective Amendment No. 5 (33 Act No. 33-41685) as filed electronically via EDGAR on August 29, 1995. This Post-Effective Amendment contains the audited financial statements for the fiscal year ended June 30, 1995 of Active Assets California Tax-Free Trust. The Annual Report is hereby incorporated by reference.